Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Contractual Obligation Fiscal Year Maturity [Line Items]
2021		$ 67,936	$ 66,534
2022		124,479	66,534
2023		202,353	259,053
2024		175,413	193,078
2025		54,388	9,150
Total		685,930	$ 716,942
2021		73,508
2022		124,731
2023		274,050
2024		175,413
2025		154,388
Thereafter		61,361
Total		863,451
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Thereafter	[1]	61,361
Total	[1]	61,361
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	[2]	1,572
2022	[2]	252
Total	[2]	1,824
Marine Export Terminal capital contributions [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	[3]	4,000
Total	[3]	4,000
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021		67,936
2022		124,479
2023		202,353
2024		175,413
2025		54,388
Total		624,569
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023		71,697
Total		71,697
2020 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2025		100,000
Total		$ 100,000

[1]	The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 9—Variable Interest Entities to our consolidated financial statements.
[2]	The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. This break option is recognized in the table above but has not been included as part of the right-of-use asset and lease liability associated with the lease. Please read Note 16—Operating Lease Liabilities to our consolidated financial statements. The gross rent per year is approximately $1.1 million. The Company entered into a lease for office space in New York that now expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments. The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from January 2017. The gross rent per year is approximately $60,000. The weighted average remaining contractual lease term for the above three office leases on December 31, 2020 was 1.2 years (December 31, 2019: 2.2 years).
[3]	On January 21, 2021, the Company made a capital contribution of $4.0 million to the Export Terminal Joint Venture, by drawing down on the Terminal Facility, being the expected final contribution for our full share of the capital cost for the construction of the Marine Export Terminal.